LOGAN SOUND, INC.
                        1 HUNTER STREET EAST, SUITE G100
                       HAMILTON, ONTARIO, CANADA L8N 3W1
                           TELEPHONE:  (905) 777-8002
                              FAX:  (866) 278-9135

July 27, 2010

U.S. Securities & Exchange Commission
Division of Corporate Finance
450 Fifth Street, N.W.
Washington, D.C. 20549-3561

ATTENTION:  J. NOLAN MCWILLIAMS, DIVISION OF CORPORATE FINANCE

Dear Sirs:

RE: LOGAN SOUND, INC. - REGISTRATION STATEMENT ON FORM S-1 (FILE NO.333-161869)

Further to your letter dated November 5, 2009 concerning deficiencies in our registration statement, we provide an amended Form S-1 and respond to your comments as follows:

GENERAL

1. WE NOTE YOUR RESPONSE TO OUR PRIOR COMMENT 2; HOWEVER, WE REISSUE BECAUSE THE PAGE NUMBERS DO NOT APPEAR ON EDGAR.

      Our amended registration statement includes page numbers.

PROSPECTUS SUMMARY

2. PLEASE REVISE TO PLACE THE ACCUMULATED DEFICIT FIGURE IN PARENTHESES. MAKE SIMILAR CHANGES TO INDICATE LOSSES ELSEWHERE IN THE NARRATIVE.

      We have placed all loss figures in parentheses throughout our amended registration statement.

RISK FACTORS

WE DO NOT INTEND TO REGISTER THIS OFFERING UNDER STATE BLUE SKY LAWS

3. PLEASE REVISE THIS RISK FACTOR TO BRIEFLY EXPLAIN THE CONSEQUENCES OF YOUR FAILURE TO REGISTER UNDER STATE BLUE SKY LAWS TO THOSE INVESTORS SEEKING TO RESELL THEIR SHARES.

      We have revised this risk factor to state the following:



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      "CURRENTLY, WE DO NOT INTEND TO REGISTER  THIS  OFFERING  UNDER STATE BLUE
      SKY LAWS.  THIS MAY LIMIT AN INVESTOR'S ABILITY TO RESELL OUR SHARES.

      Currently, we do not intend to register this offering under state blue sky laws. Any trading market that may develop for our shares may be restricted because of these state securities laws that prohibit trading absent compliance with individual state laws. These restrictions make it difficult or impossible for our shareholders to sell our common stock in those states. Absent compliance with those laws, our common stock may not be traded in such jurisdictions. Without such registration, it will be difficult for an investor in our shares to resell them. In such circumstances, a shareholder may be unable to liquidate his or her investment in our shares.

      Because our common stock has not been registered for resale under the blue sky laws of any state, the holders of such shares and persons who desire to purchase such shares in any trading market that might develop in the future, should be aware that there may be significant state blue sky law restrictions upon the ability of investors to sell and purchasers to purchase such shares. These restrictions prohibit the secondary trading our common stock. We currently do not intend and may not be able to qualify securities for resale in approximately 17 states that do not offer manual exemptions and require securities to be qualified before they can be resold by our shareholders. Accordingly, even if we are successful in having our shares quoted for trading on the OTC Bulletin Board, investors should consider any market for our shares to be a limited one."

 USE OF PROCEEDS

4. WE NOTE YOUR NEW DISCLOSURE THAT YOU ESTIMATE $16,000 IN ANNUAL EXPENSES TO COMPLY WITH YOUR REPORTING OBLIGATIONS. PLEASE REVISE YOUR USE OF PROCEEDS TABLE TO REFLECT THESE EXPENSES IN THE GENERAL AND ADMINISTRATIVE COSTS.

      We have revised our use of proceeds disclosure to include estimated annual expenses for reporting obligation compliance. These are reflected as General and Administrative Costs. We have also added the following disclosure:


      "General and Administrative Costs" noted above include costs related to accounting, audit, legal and transfer agent costs that we incur in filing reports with the Securities and Exchange Commission, as well as general working capital, which are estimated to be approximately $16,000 per year. If we are only able to complete the minimum offering, we will have to rely upon loans from our president to cover approximately $3,011 of our general and administrative expenses.


SUMMARY COMPENSATION TABLE

5. PLEASE REVISE THE TABLE TO REFLECT TOTAL COMPENSATION FOR KEN LOGAN. ALSO, REVISE FOR 2009 SO THAT THE FIGURES LINE UP WITH THEIR RESPECTIVE COLUMNS.

      We  have  revised  the  Summary  Compensation   Table   to  reflect  total
      compensation for


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      Ken Logan and have fixed the column formatting for 2009 figures.

CERTAIN RELATIONSHIPS AND RELATED TRANSACTIONS

6. WE NOTE YOUR NEW DISCLOSURE IN THE SOURCES AND USES OF CASH SECTION REGARDING THE $13,000 LOAN FROM YOUR PRESIDENT. PLEASE DISCLOSE THE TERMS OF THE LOAN HERE IN THE CERTAIN RELATIONSHIPS AND RELATED TRANSACTIONS SECTION AND FILE THE LOAN AGREEMENT AS AN EXHIBIT IN YOUR NEXT AMENDMENT.

      We have disclosed the terms of the loans that our president has provided to us in this section. Note that we do not have a written agreement with Mr. Logan concerning these loans.

AUDITED FINANCIAL STATEMENTS FOR THE YEAR ENDED APRIL 30, 2009

BALANCE SHEET

7. WE NOTE THAT YOUR RESPONSE TO OUR PRIOR COMMENT 20 THAT THE WAH-ANTI-WAH GUITAR EFFECTS PEDAL WAS RECORDED AT THE TRANSFERORS' HISTORICAL COST BASE, HOWEVER YOUR NOTE DISCLOSURE DID NOT ACCURATELY REFLECT THIS REVISION. HOWEVER, WE ARE STILL UNCLEAR AS TO HOW YOU VALUED THIS ASSET, AS IT APPEARS THE LINE ITEM ON THE BALANCE SHEET MAY CONSIST OF A NUMBER OF NON-MONETARY ASSETS. PLEASE TELL US HOW YOU DETERMINED THE TRANSFERORS' HISTORICAL COST BASE FOR THE WAH-ANTI-WAH GUITAR EFFECTS
      PEDAL. AS PART OF YOUR RESPONSE, PLEASE IDENTIFY THE NATURE OF ANY COMPONENTS OF THIS INTANGIBLE ASSET AND FOR EACH TYPE OF ASSET, PLEASE EXPLAIN TO US, AND REVISE YOUR NOTES TO THE FINANCIAL STATEMENTS TO DISCLOSE HOW YOU WILL ACCOUNT FOR THE ASSET ACQUIRED, INCLUDING THE DEPRECIATION METHOD AND ASSIGNED USEFUL LIFE. SEE ASC 350-30-50-1 (PARAGRAPH 44 OF SFAS NO. 142) AND ASC 360-10-50-1 (PARAGRAPH 5 OF APB NO.
      12). ALSO, PLEASE EXPLAIN TO US, INCLUDING THE NATURE OF ALL SIGNIFICANT ASSUMPTIONS, HOW YOU DETERMINED THAT A USEFUL LIFE OF 10 YEARS WAS APPROPRIATE.

      The transferor's historical cost base was originally determined based upon valuing the time he spent in developing the wah anti wah guitar effects pedal. Because the value of this time is intangible and difficult to assess, we have decided to expense the value of the common stock that was issued to the transferor as consideration for his technology. Accordingly, our revised financial statements for the period from our inception to April 30, 2009 and our financial statements for the fiscal year ended April 30, 2010 reflect this accounting treatment.

UNAUDITED INTERIM FINANCIAL STATEMETNS FOR THE QUARTER ENDED JULY 31, 2009

STATEMENT OF OPERATIONS

8. WE NOTE FROM YOUR DISCLOSURE IN NOTE 2 THAT THE WAH-ANTI-WAH GUITAR EFFECTS PEDAL IS AMORTIZED OVER A USEFUL LIKE OF 10 YEARS. IN LIGHT OF THE FACT THAT THIS ASSET WAS ACQUIRED ON APRIL 29, 2009, WE WOULD EXPECT THAT AMORTIZATION EXPENSE FOR THE QUARTER ENDED JULY 31, 2009 WOULD BE RECORDED ON THE STATEMENT OF OPERATIONS. ALSO, THE NET INTANGIBLE ASSET AS RECORDED ON THE BALANCE SHEET AS OF


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      JULY  31,  2009  SHOULD BE REDUCED BY THIS AMOUNT OF AMORTIZATION EXPENSE.
      PLEASE REVISE ACCORDINGLY.

      As noted above, we have revised our financial statements to expense the recorded value of the common stock issued to Mr. Logan in consideration for the acquisition of his wah anti wah guitar effects pedal technology.

9. PLEASE REVISE YOUR STATEMENT OF OPERATIONS TO INCLUDE THE RESULTS OF OPERATIONS FOR THE THREE MONTHS ENDED JULY 31, 2008 OR ALTERNATIVELY, TELL US IF THERE WERE NO OPERATIONS DURING THAT TIME. YOUR STATEMENT OF CASH FLOWS SHOULD BE SIMILARLY REVISED.

      We have included financial statements for the period of our inception to April 30, 2009 and for the fiscal year ended April 30, 2010, which replace the financial statements for the interim period ended July 31, 2010 that we part of our last filing.

Yours truly,

/s/ Ken Logan

KEN LOGAN, PRESIDENT
LOGAN SOUND, INC.